STOCKHOLDERS' EQUITY (Schedule of Sales of E Units in Third 2010 Offering) (Details) (USD $)	12 Months Ended								84 Months Ended	1 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2012	Feb. 28, 2011 Third 2010 For E Units [Member]	Jan. 31, 2011 Third 2010 For E Units [Member]	Dec. 31, 2010 Third 2010 For E Units [Member]	Jun. 30, 2011 Third 2010 For E Units [Member]
Shares	42,295,300	55,685,324	18,000	0	2,631,595	0	47,368,454	71,052,672		400,000	1,783,333	9,483,330	11,666,663
Gross proceeds	$ 8,210,013	$ 10,381,739	$ 4,500,000	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 60,000	$ 267,500	$ 1,422,500	$ 1,750,000
Offering costs	685,944	1,012,361	410,680	0	0	0	0	0		16,470	41,033	165,585	223,088
Net proceeds	7,524,069	9,369,378	4,089,320	0	50,000	0	50,000	7,500		43,530	226,467	1,256,915	1,526,912
Relative fair value allocated to warrants	3,779,978	3,288,346	1,806,181	0	0	0	0	0	8,874,504	22,808	133,212	601,752	757,772
Amount allocated to common stock and paid-in capital	$ 3,744,091	$ 6,081,032	$ 2,283,139	$ 0	$ 50,000	$ 0	$ 50,000	$ 7,500		$ 20,722	$ 93,255	$ 655,163	$ 769,140